July 17, 2018

DBX ETF TRUST

Xtrackers MSCI Latin America Pacific Alliance ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated October 2, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.45% of the Fund’s average daily net assets. The reduction in the unitary management fee for the Fund is effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “ Xtrackers MSCI Latin America Pacific Alliance ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.45	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.45

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.55% to 0.45% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI Latin America Pacific Alliance ETF—Fees and Expenses—Example”:

1 Year	3 Years
$46	$144

Additionally, the information with respect to the Fund in the section of the Statutory Prospectus entitled “Management—Management Fee” is hereby deleted and replaced with the following:

Fund	Fee as a % of average daily net assets
Xtrackers MSCI Latin America Pacific Alliance ETF	0.45*

* Prior to July 17, 2018, the Adviser received a unitary management fee at an annual rate equal to 0.55% of the Fund’s average daily net assets.

Please retain this supplement for future reference.

July 17, 2018

DBX ETF TRUST

Xtrackers MSCI Latin America Pacific Alliance ETF

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated October 2, 2017, as may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.45% of the Fund’s average daily net assets. The reduction in the unitary management fee for the Fund is effective immediately.

Accordingly, the Statement of Additional Information for the Fund is revised as follows:

The information with respect to the Fund in the chart following the fourth paragraph of the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Investment Adviser and Sub-Adviser” is hereby deleted and replaced with the following:

Fund	Fee
Xtrackers MSCI Latin America Pacific Alliance ETF	0.45%*

* Prior to July 17, 2018, the Adviser received a unitary management fee at an annual rate equal to 0.55% of the Fund’s average daily net assets.

Please retain this supplement for future reference.